Average Annual Total Returns - Class D Shares - Janus Henderson International Opportunities Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	13.69%	6.41%	5.93%	8.38%	Aug. 31, 2001	13.60%	5.45%	5.44%	7.88%	Aug. 31, 2001	8.42%	4.98%	4.80%	7.18%	Aug. 31, 2001	10.65%	8.93%	4.92%	6.47%